Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Other Payables
15
Trade payables and other liabilities

	2022	2021
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	14	54
Put options issued to non-controlling interests	93	—
Other payables	12	12
Employee defined benefit liability	13	15
	132	81
Current liabilities
Trade payables	189	167
Accrued operating expenses	370	345
Electronic wallets	263	242
Tax payables	37	29
Deposits	25	20
Contract liabilities	9	9
Others	40	32
	933	844